Note 7 - Income Taxes	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7.	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands, and is
not
subject to income tax under the current laws of the Cayman Islands.

BVI

BeyondSpring Ltd., BVI Biotech, SEED and SEED Technology are all incorporated in the BVI and are not
subject to income tax under the current laws of the BVI.

U.S.

BeyondSpring US and SEED US are incorporated in Delaware, the U.S. They are subject to statutory U.S. Federal corporate income tax at a rate of
21%
for the years ended
December 31, 2018,
2019
and
2020.

Australia

BeyondSpring Australia incorporated in Australia is subject to corporate income tax at a rate of
30%.
BeyondSpring Australia had
no
taxable income for all years presented and therefore,
no
provision for income taxes is required.

Hong Kong

BeyondSpring HK is incorporated in Hong Kong. Companies registered in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is
16.5%
in Hong Kong. BeyondSpring HK had
no
taxable income for all years presented and therefore,
no
provision for income taxes is required.

PRC

Wanchun Shenzhen, Wanchunbulin and Beijing Wanchun are subject to the statutory tax rate of
25%
in accordance with the PRC Enterprise Income Tax Law (“EIT Law”), which was effective since
January 1, 2008.

The components of loss (income) before income tax are as follows:

	Year Ended December 31,
	2018	2019	2020
	$	$	$

Cayman Islands	3,305	3,843	3,805
U.S.	23,347	17,251	33,266
PRC	6,742	5,586	5,912
BVI	22,979	13,568	20,873
Australia	1,101	85	(35)

Loss before income taxes	57,474	40,333	63,821

There were
no
provisions for current and deferred income taxes because the Company and all of its subsidiaries were generating tax losses making and were at cumulative losses for the years presented.

A reconciliation of the differences between income tax benefit and the amount computed by applying the U.S. Federal corporate income tax rate of
21%
for the years of
2018,
2019
and
2020
are as follows:

	Year Ended December 31,
	2018	2019	2020
	$	$	$
Loss before income tax	57,474	40,333	63,821

Expected income tax benefit	12,069	8,470	13,403
Tax rate difference	(2,121)	(3,425)	(4,653)
Non-deductible expenses	(880)	(5,228)	(688)
Research tax credits	-	2,360	641
Non-taxable income	75	-	120
Others	(143)	(99)	68
Change in valuation allowance	(9,000)	(2,078)	(8,891)

Total income tax benefit	-	-	-

Net deferred tax assets as of
December 31, 2019
and
2020
consisted of the following:

	December 31,
	2019	2020
	$	$
Deferred tax assets:
Net operating loss carryforward	14,345	18,034
Intangible asset	69	-
Deferral of tax deduction of R&D expenses	4,149	5,674
Share based compensation	404	1,768
Research tax credits	2,360	3,002
Lease liability obligation	519	452
Accruals and reserves	-	5
Total deferred tax assets	21,846	28,935

Deferred tax liabilities:
Right-of-use lease assets	(529)	(473)
Total deferred tax liabilities	(529)	(473)

Total gross deferred tax assets	21,317	28,462
Less: valuation allowance	(21,317)	(28,462)

Net deferred tax assets	-	-

The Company operates through several subsidiaries and valuation allowances are considered for each of the subsidiaries on an individual basis. The Company recorded a valuation allowance against deferred tax assets of those subsidiaries that are individually in a three
-year cumulative loss, or in a cumulative loss and
not
forecasting profits in the foreseeable future as of
December
31,
2019
and
2020.

As of
December 31, 2020,
the Company had U.S. and PRC tax loss carryforwards of approximately
$83,049
and
$2,045,
respectively. For losses incurred in the U.S. in years after
December 31, 2017,
the Tax Cuts and Jobs Act included a limitation on the deduction for net operating losses to
80%
of current year taxable income and a provision where such losses can be carried forward indefinitely. Loss carryforwards in
2017
and prior years are
not
limited in their current usage and can be carried forward for
20
years after the year they were generated. Whereas the PRC unused tax losses can be carried forward for
5
years and
$2,045
will fully expire by
2025
if
not
utilized.

As of
December 31, 2019
and
2020,
the Company had unrecognized tax benefits of
$956
and
$730,
respectively, of which
$470
and
$244,
respectively, were offset against the deferred tax assets on tax losses carried forward, and the remaining amount of
$486
and
$486,
respectively which if ultimately recognized, would impact the effective tax rate.

The gross unrecognized tax benefits for the years ended
December 31, 2018,
2019
and
2020
were as follows:

	Year Ended December 31,
	2018	2019	2020
	$	$	$

Beginning balance, as of January 1	219	624	956
Additions based on tax positions related to prior tax years	405	332	-
Reductions based on tax positions related to prior tax years	-	-	(226)
Ending balance, as of December 31	624	956	730

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expenses. For the years ended
December
31,
2018,
2019
and
2020,
the Company recognized approximately
$203,
nil
and
nil
in interest and penalties, respectively. The Company had approximately
$203
and
$203
in accrued interest and penalties recorded in other current liabilities as of
December
31,
2019
and
2020,
respectively.

The Company does
not
anticipate that the amount of existing unrecognized tax benefits will significantly change within the next
12
months.

The Company's subsidiaries in the U.S., Australia and PRC filed income tax returns in the U.S., Australia and PRC, respectively. For the entities in the U.S., the tax returns are subject to U.S. federal and state income tax examination by tax authorities for tax years beginning in
2017
.
For the entity in Australia, the tax returns are open to examination by Australian Taxation Office for tax years beginning in
2017.
For entities in the PRC, the tax returns for tax years from
2015
are open to examination by the PRC tax authorities.